Disclosure of detailed information about deferred tax liabilities (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Opening balance	CAD 136,588
Net deferred tax liability	280,740	CAD 136,588
Rounded amount [Member]
Statement [Line Items]
Opening balance	137,000	0
Recognized in income tax expense	167,000	290,000
Recognized in equity	(24,000)	(153,000)
Net deferred tax liability	CAD 280,000	CAD 137,000